SEGMENT REPORTING	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16: SEGMENT REPORTING

The Company follows the provisions of ASC 280-10 Disclosures about Segments of an Enterprise and Related Information. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making operating decisions. As of September 30, 2021 and for the nine and three months ended September 30, 2021, the Company operated in three segments. The segments are HUMBL Marketplace, HUMBL Pay, and HUMBL Financial. For the nine and three months ended September 30, 2020, the Company operated in one segment.

Nine Months Ended September 30, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$13,778	$1,375,205	$191,503	$1,580,486
Cost of revenues	-	604,217	-	604,217
Gross profit	13,778	770,988	191,503	976,269
Total operating expenses net of depreciation, amortization and impairment	9,535,290	6,572,498	3,365,076	19,472,864
Depreciation, amortization and impairment	215	12,179,771	54	12,180,040
Other (income) expense	2,157,672	1,247,041	863,069	4,267,782
Income (loss) from operations	$(11,679,399)	$(19,228,322)	$(4,036,696)	$(34,944,417)

Three Months Ended September 30, 2021	HUMBL Pay	HUMBL Marketplace	HUMBL Financial	Total
Segmented operating revenues	$13,778	$1,097,355	$87,137	$1,198,270
Cost of revenues	-	460,352	-	460,352
Gross profit	13,778	637,003	87,137	737,918
Total operating expenses net of depreciation, amortization and impairment	5,894,648	4,304,910	2,131,578	12,330,136
Depreciation, amortization and impairment	215	38,709	54	38,978
Other (income) expense	363,976	170,293	145,591	679,860
Income (loss) from operations	$(6,245,061)	$(3,876,909)	$(2,190,086)	$(12,312,056)
Segmented assets as of September 30, 2021
Property and equipment, net	$14,087	$344,429	$3,546	$362,062
Intangible assets – digital assets	$-	$16,259	$-	$16,259
Goodwill	$-	$16,593,706	$-	$16,593,706
Capital expenditures	$14,301	$349,675	$3,600	$367,576